Income taxes - Summary of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Deferred Tax Assets
Tax losses	$ 191,448	$ 192,880
Other deductible temporary differences	99,835	85,142
Total unrecognized deferred tax assets	$ 291,283	$ 278,022